Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Class A Common Stock
Basic and diluted weighted average shares outstanding	12,808,125	4,455,000	1,821,600	12,808,125	5,010,118
Basic and diluted net (loss) income per share	$ (0.04)	$ (0.15)	$ (0.29)	$ 0.34	$ 0.78
Class B Common Stock
Basic and diluted weighted average shares outstanding	3,162,500	2,893,478	2,050,889	3,162,500	2,543,967
Basic and diluted net (loss) income per share	$ (0.04)	$ (0.15)	$ (0.29)	$ 0.34	$ 0.78